LOANS AND ALLOWANCE FOR CREDIT LOSSES - Credit quality indicator (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total gross loans
Total gross loans	$ 802,446	$ 763,239
Current period gross write off
Total gross write off	445	153
Residential real estate
Total gross loans
2025/2024	49,283	41,108
2024/2023	32,818	54,289
2023/2022	44,660	49,980
2022/2021	43,589	60,945
2021/2020	51,801	29,934
Prior	96,543	66,900
Total gross loans	318,694	303,156
Current period gross write off
Prior	63	69
Total gross write off	63	69
Residential real estate | Performing
Total gross loans
2025/2024	49,283	41,108
2024/2023	32,818	54,289
2023/2022	44,660	49,648
2022/2021	43,589	60,945
2021/2020	51,302	29,934
Prior	96,051	66,077
Total gross loans	317,703	302,001
Residential real estate | Non Performing
Total gross loans
2023/2022		332
2021/2020	499
Prior	492	823
Total gross loans	991	1,155
HELOCs
Total gross loans
2025/2024	2,059	2,893
2024/2023	3,693	3,902
2023/2022	4,001	3,291
2022/2021	3,058	1,133
2021/2020	1,396	693
Prior	2,885	3,614
Total gross loans	17,092	15,526
HELOCs | Performing
Total gross loans
2025/2024	2,059	2,893
2024/2023	3,693	3,902
2023/2022	4,001	3,291
2022/2021	3,058	1,133
2021/2020	1,396	693
Prior	2,885	3,614
Total gross loans	17,092	15,526
Commercial real estate
Total gross loans
2025/2024	39,066	38,844
2024/2023	39,227	50,679
2023/2022	56,626	82,151
2022/2021	75,765	57,936
2021/2020	50,351	35,595
Prior	109,345	84,164
Total gross loans	370,380	349,369
Commercial real estate | Pass
Total gross loans
2025/2024	39,066	38,844
2024/2023	39,227	50,679
2023/2022	56,299	82,151
2022/2021	75,765	57,936
2021/2020	50,351	35,595
Prior	103,839	83,531
Total gross loans	364,547	348,736
Commercial real estate | Special mention
Total gross loans
Prior	4,884
Total gross loans	4,884
Commercial real estate | Substandard
Total gross loans
2023/2022	327
Prior	622	633
Total gross loans	949	633
Commercial and industrial
Total gross loans
2025/2024	9,528	10,218
2024/2023	9,684	9,526
2023/2022	3,143	7,237
2022/2021	2,762	2,849
2021/2020	1,827	4,950
Prior	5,074	3,493
Revolving Loans	564	1,323
Total gross loans	32,582	39,596
Current period gross write off
2024/2023	200
Prior	2	1
Total gross write off	202	1
Commercial and industrial | Pass
Total gross loans
2025/2024	9,528	10,218
2024/2023	9,684	9,526
2023/2022	3,143	7,123
2022/2021	2,762	2,849
2021/2020	1,827	4,851
Prior	4,891	3,252
Revolving Loans	564	1,323
Total gross loans	32,399	39,142
Commercial and industrial | Substandard
Total gross loans
2023/2022		114
2021/2020		99
Prior	183	241
Total gross loans	183	454
Consumer
Total gross loans
2025/2024	16,187	19,236
2024/2023	16,229	10,248
2023/2022	8,142	7,110
2022/2021	5,543	2,964
2021/2020	2,462	3,167
Prior	15,135	12,867
Total gross loans	63,698	55,592
Current period gross write off
2025/2024		19
2024/2023	24	14
2023/2022	35	39
2022/2021	45	2
2021/2020	18	5
Prior	58	4
Total gross write off	180	83
Consumer | Performing
Total gross loans
2025/2024	16,187	19,236
2024/2023	16,209	10,248
2023/2022	8,128	7,110
2022/2021	5,502	2,964
2021/2020	2,462	3,167
Prior	15,135	12,867
Total gross loans	63,623	$ 55,592
Consumer | Non Performing
Total gross loans
2024/2023	20
2023/2022	14
2022/2021	41
Total gross loans	$ 75